UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                   FORM N-CSR

                                    ---------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                    ---------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: October 31, 2007

                   DATE OF REPORTING PERIOD: October 31, 2007

ITEM 1.   REPORTS TO STOCKHOLDERS.

                       THE ADVISORS' INNER CIRCLE FUND II

[LOGO OMITTED]
ABERDEEN
ABERDEEN EMERGING MARKETS FUND
ANNUAL REPORT                                                   OCTOBER 31, 2007
--------------------------------------------------------------------------------





                                             INVESTMENT ADVISER:
                                             ABERDEEN ASSET MANAGEMENT INC.

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ....................................................     1

Schedule of Investments .................................................     6

Statement of Assets and Liabilities .....................................    10

Statement of Operations .................................................    11

Statement of Changes in Net Assets ......................................    12

Financial Highlights ....................................................    13

Notes to Financial Statements ...........................................    14

Report of Independent Registered Public Accounting Firm .................    22

Disclosure of Fund Expenses .............................................    23

Trustees and Officers of The Advisors' Inner Circle Fund ................    26

Notice to Shareholders ..................................................    36

Approval of Investment Advisory Agreements ..............................    37



The Fund files its complete schedule of investments of Fund holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q will be available on the SEC's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-392-2626; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

Dear Valued Shareholder:

We are pleased to present to you the annual report for the Aberdeen Emerging Markets Fund (the "Fund"). This report covers the period from the inception date of May 11, 2007 to October 31, 2007, focusing on the Fund's performance, some of the conditions and decisions that impacted returns, strategy and outlook.

For the annual reporting period ended October 31, 2007, the Fund returned 26.70%, versus 36.79% for its benchmark, the Morgan Stanley MSCI Emerging Markets Index (Gross).

ECONOMIC AND MARKET CONDITIONS

Emerging  markets  notched  up a fifth  successive  year of gains,  albeit in an increasingly uncertain environment, which culminated in two back-to-back interest rate cuts by the U.S. Federal Reserve. Market volatility in July and August was caused by the U.S. sub-prime mortgage crisis, which threatened to engulf the global financial system. However, concerted efforts by the world's central banks to maintain confidence and restore liquidity eased investor jitters.

At the same time, inflation remained a bugbear for central banks. Despite strengthening currencies, policymakers were forced into broad-based monetary tightening. China saw prices accelerate to decade-highs in August, forcing it to raise interest rates and tighten lending. Beijing also froze prices, such as for transportation, utilities and fuel. Similar conditions encouraged Poland, Israel, the Czech Republic, India, Taiwan, South Korea and South Africa to increase interest rates. In contrast, Brazil, Turkey, Thailand, Indonesia and the Philippines cut interest rates to spur domestic demand.

Fundamentally, however, emerging market economies continued to show robust growth and Gross Domestic Product ("GDP") expansion generally surprised on the upside. China led the way, with GDP rising 11.9% year-on-year in the second quarter, supporting trade flows and blunting the impact of slowing U.S. demand. Strong export growth remained the mainstay for several countries, including Brazil, Thailand and South Korea. Rising private sector investment was an additional source of support in India and South Africa, while consumption remained robust across most countries.

FUND PERFORMANCE REVIEW

The Fund's underperformance is due largely to our underweight to cyclical stocks and our overweight to the financial and consumer sectors. These positions are a function of our investment process, which places a premium on quality, particularly in terms of the individual company's management, balance sheet and business model.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

Cyclical stocks, which include materials and industrials, have performed well during the period under review. Speculation that the recent U.S. interest rate cuts will support global economic growth and the anticipated strong demand for commodities has driven these stocks to record highs. We do not hold many of the companies in these sectors on quality grounds, and this has been a drag on the Fund's performance.

Our overweight to financials and a lack of exposure to Chinese financial stocks also hurt the Fund. On one hand, financial stocks were weighed down by the ongoing credit turmoil, while lingering uncertainty over the extent of the sector's exposure to U.S. sub-prime loans through structured investment vehicles, or SIVs, added to the underperformance. On the other hand, not holding any Chinese financials, such as China Construction Bank or insurer China Life, because of quality issues, also hurt the Fund's performance as these have done better than their peers.

Consumer stocks, in both the consumer staples and consumer discretionary sub-sectors, also lagged during the reporting period, as rising commodity prices, competition and concerns over slower domestic growth eroded profit margins and dimmed business prospects. Our exposure to consumer stocks also weighed on relative performance over the period.

FUTURE STRATEGY

As bottom-up stock pickers, our global allocation strategy is a function of where we can find good quality companies which are attractively valued. To this end, we have maintained our overweight position to India, Mexico and Brazil:

INDIA -- We believe that it is still an attractive place to invest, despite high valuation multiples. India has a selection of good quality companies and corporate earnings growth remains amongst the strongest in Asia.

MEXICO -- The country offers both well-run companies and relative value, particularly among the mid-cap stocks.

BRAZIL -- The domestic stock market offers quality companies at attractive valuations, which are benefiting from improved economic fundamentals. Corporate governance is also improving in Latin America's largest economy.

Meanwhile, we will remain underweight in China, Russia and Korea:

CHINA -- The rally in the market has been led by companies that do not meet our quality criteria and/or with questionable earnings. Our focus on quality has yielded few stocks in China and our preference is for traditional Hong Kong-listed companies with an exposure to the mainland.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

RUSSIA -- We are underweight Russia as the market is skewed towards commodity firms and mobile telephony companies, which do not offer high-quality exposure to the consumer. Also, Russian companies continue to grapple with poor corporate governance, opaque shareholding structures and poor business practices.

KOREA -- Many of the stocks that have performed strongly in the domestic market recently are deeply cyclical companies, which we tend to avoid, including those in the construction, heavy industry and petrochemical sectors. Our view on these companies is negative, given their history of poor corporate governance, extremely cyclical earnings, asset-intensive businesses and are typically highly leveraged.

We will also maintain our overweight positions in consumer and financial stocks:

CONSUMER -- We continue to like consumer-focused companies. This is based on our optimism about the potential for domestic demand growth in emerging markets, given their young, rapidly expanding populations, and our belief in the quality of our consumer holdings.

FINANCIALS -- Having checked with our emerging market financial holdings, we are confident that they have little or no exposure to U.S. sub-prime derivatives, and we see recent underperformance in financial stocks as market mispricing, particularly in light of our analysis and recent strong earnings from the portfolio's holdings. A lack of "sophistication" and/or strong loan demand has meant that our financials have had little need to seek higher returns via SIVs. In addition, our banking stocks remain well capitalized, and we maintain our confidence in their quality. Given a background of low financial product penetration, we see financials as domestic consumption plays, through which we can benefit from the affluence of the growing middle class across many emerging markets.

Against these, we will continue to maintain an underweight position to cyclicals:

CYCLICALS -- While our underweight to these sectors has cost the portfolio to date, we remain wary of the boom/bust nature of cyclical stocks, and have no intention of changing our stance. We continue to focus on companies with healthy balance sheets and good cashflow generation, and few cyclical stocks meet these requirements. Our preference remains to invest in companies positioned to benefit from rising domestic consumption in emerging markets, which, longer term, we believe is a sounder story.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

OUTLOOK

Emerging markets are expected to face more short-term turbulence from the ongoing sub-prime fallout, which may cause a sharper-than-expected slowdown in the U.S. While the Federal Reserve may cut interest rates further, the policy action may not be enough to solve the problems within the U.S. housing market. Our immediate outlook, therefore, is one of caution, although we remain optimistic about the longer-term prospects for emerging markets, whose fundamentals remain sound. We are also comfortable with our holdings, which consist of well-run companies that generate strong cash flow and have healthy balance sheets.


Respectfully,

/s/ Devan Kaloo

Devan Kaloo
Head of Global Emerging Markets

THE ABOVE COMMENTARY REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                       DEFINITION OF THE COMPARATIVE INDEX

The MSCI EMF (EMERGING MARKETS FREE) INDEX(SM) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of April 2002 the MSCI EMF Index consisted of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

Growth of a $10,000 Investment

    --------------------------------------
       CUMULATIVE RETURN SINCE INCEPTION
     FOR PERIOD ENDED OCTOBER 31, 2007(1)
    --------------------------------------
                    26.70%
    --------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            ABERDEEN            MORGAN STANLEY             MORGAN STANLEY
         EMERGING MARKETS    MSCI EMERGING MARKETS      MSCI EMERGING MARKETS
              FUND               INDEX (GROSS)               INDEX (NET)
5/11/07*    $10,000                $10,000                    $10,000
2007         12,670                 13,679                     13,658


*COMMENCEMENT OF OPERATIONS.

(1) IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
MAY BE WORTH LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE
   PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE
     RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND,
 UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND
  EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN
                                     LOWER.
       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
     MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                   SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
             ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 4.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+ (UNAUDITED)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

29.4%   Financials
14.2%   Energy
10.7%   Information Technology
12.8%   Consumer Staples
 8.2%   Consumer Discretionary
 8.0%   Materials
 5.5%   Health Care
 5.0%   Short-Term Investment
 4.2%   Telecommunication Services
 2.0%   Industrials

+PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 77.7%
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------   -------------
BRAZIL -- 3.2%
   Lojas Renner ..................................       148,000   $   3,638,572
   Souza Cruz ....................................       127,000       3,637,283
                                                                   -------------
                                                                       7,275,855
                                                                   -------------
CHILE -- 2.0%
   Banco Santander Chile ADR .....................        85,000       4,504,150
                                                                   -------------
CHINA -- 7.5%
   China Mobile# .................................       366,000       7,566,636
   PetroChina, Cl H# .............................     3,238,000       8,360,398
   Zhejiang Expressway, Cl H# ....................       810,000       1,169,778
                                                                   -------------
                                                                      17,096,812
                                                                   -------------
CZECH REPUBLIC -- 1.9%
   Erste Bank der Oesterreichischen Sparkassen# ..        52,000       4,263,885
                                                                   -------------
HONG KONG -- 4.2%
   Hang Lung Group# ..............................       710,000       4,192,348
   Swire Pacific, Cl A# ..........................        45,000         642,696
   Swire Pacific, Cl B# ..........................     1,760,000       4,684,503
                                                                   -------------
                                                                       9,519,547
                                                                   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------   -------------
HUNGARY -- 2.5%
   Danubius Hotel and Spa *# .....................         2,039   $     113,152
   Richter Gedeon GDR ............................        26,000       5,622,500
                                                                   -------------
                                                                       5,735,652
                                                                   -------------
INDIA -- 11.9%
   GlaxoSmithKline Pharmaceuticals# ..............       107,657       3,010,355
   Grasim Industries# ............................        32,609       3,107,114
   Grasim Industries GDR (A) .....................         3,000         291,000
   Hero Honda Motors# ............................       214,315       3,990,917
   Housing Development Finance# ..................        84,429       6,022,876
   ICICI Bank# ...................................       145,304       4,730,269
   ICICI Bank ADR ................................         5,000         347,200
   Satyam Computer Services# .....................       450,419       5,538,254
                                                                   -------------
                                                                      27,037,985
                                                                   -------------
INDONESIA -- 1.7%
   Astra International# ..........................     1,368,500       3,900,046
                                                                   -------------
ISRAEL -- 3.0%
   Check Point Software Technologies * ...........       116,000       2,930,160
   Teva Pharmaceutical Industries ADR ............        87,000       3,828,870
                                                                   -------------
                                                                       6,759,030
                                                                   -------------
MALAYSIA -- 3.1%
   Bumiputra-Commerce Holdings# ..................       780,900       2,717,433
   Public Bank# ..................................     1,282,100       4,411,508
                                                                   -------------
                                                                       7,128,941
                                                                   -------------
MEXICO -- 10.0%
   Consorcio ARA .................................     2,180,000       2,525,416
   Fomento Economico Mexicano ADR ................       183,000       6,516,630
   Grupo Aeroportuario del Sureste ADR ...........        58,000       3,459,120
   Grupo Financiero Banorte, Cl O ................     1,156,000       5,437,931
   Organizacion Soriana, Cl B ....................     1,545,000       4,903,242
                                                                   -------------
                                                                      22,842,339
                                                                   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------   -------------
PHILIPPINES -- 1.7%
   Ayala Land# ...................................     5,704,900   $   2,011,360
   Bank of the Philippine Islands# ...............     1,273,600       1,945,474
                                                                   -------------
                                                                       3,956,834
                                                                   -------------
RUSSIA -- 2.8%
   LUKOIL ADR ....................................        69,000       6,285,000
                                                                   -------------
SOUTH AFRICA -- 4.8%
   Massmart Holdings# ............................       529,000       6,667,909
   Truworths International# ......................       825,000       4,188,549
                                                                   -------------
                                                                      10,856,458
                                                                   -------------
SOUTH KOREA -- 3.2%
   Daegu Bank# ...................................       110,090       1,952,050
   Pusan Bank# ...................................       112,190       2,014,673
   Shinsegae# ....................................         4,224       3,329,579
                                                                   -------------
                                                                       7,296,302
                                                                   -------------
TAIWAN -- 5.6%
   Fubon Financial Holding# ......................     4,555,000       4,441,520
   Taiwan Mobile# ................................     1,546,000       2,086,814
   Taiwan Semiconductor Manufacturing# ...........     3,103,014       6,202,436
                                                                   -------------
                                                                      12,730,770
                                                                   -------------
THAILAND -- 4.3%
   PTT Exploration & Production *# ...............       978,200       4,704,372
   Siam Cement# ..................................       650,300       5,043,900
                                                                   -------------
                                                                       9,748,272
                                                                   -------------
TURKEY -- 4.3%
   Akbank# .......................................       524,000       4,837,774
   Aksigorta# ....................................       131,000         983,382
   BIM Birlesik Magazalar# .......................        22,835       1,891,074
   Migros Turk# ..................................       126,000       2,227,721
                                                                   -------------
                                                                       9,939,951
                                                                   -------------
   TOTAL COMMON STOCK
     (Cost $137,443,180) .........................                   176,877,829
                                                                   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PREFERRED STOCK -- 17.3%
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------   -------------
BRAZIL -- 12.9%
   Banco Bradesco ADR ............................       197,000   $   6,727,550
   Cia Vale do Rio Doce ADR ......................       305,000       9,628,850
   Petroleo Brasileiro ADR, Cl A .................       110,000       9,150,900
   Ultrapar Participacoes ........................        92,000       3,705,120
                                                                   -------------
                                                                      29,212,420
                                                                   -------------
SOUTH KOREA -- 4.4%
   Hyundai Motor# ................................        12,000         461,067
   Samsung Electronics# ..........................        20,160       9,605,764
                                                                   -------------
                                                                      10,066,831
                                                                   -------------
   TOTAL PREFERRED STOCK
     (Cost $25,190,825) ..........................                    39,279,251
                                                                   -------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 4.9%
--------------------------------------------------------------------------------
   Northern Institutional
     Diversified Assets Portfolio, 4.870% (B)
     (Cost $11,265,679) ..........................    11,265,679      11,265,679
                                                                   -------------
   TOTAL INVESTMENTS - 99.9%
     (Cost $173,899,684) .........................                 $ 227,422,759
                                                                   =============
      PERCENTAGES ARE BASED ON NET ASSETS OF $227,686,093.
  *   NON-INCOME PRODUCING SECURITY.
  # SECURITY FAIR VALUED IN ACCORDANCE WITH FAIR VALUE PROCEDURES (SEE NOTE 2 ON PAGE 16, 4TH PARAGRAPH).
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. THE TOTAL VALUE OF THESE SECURITIES WAS $291,000 AND REPRESENTED 0.1% OF NET ASSETS.
(B) DAILY CASH SWEEP VEHICLE. THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2007.
ADR   AMERICAN DEPOSITARY RECEIPT
 CL   CLASS
GDR   GLOBAL DEPOSITARY RECEIPT



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (Cost $173,899,684) .............................................   $   227,422,759
Foreign Currency, at value (Cost $224,684) ............................................           227,597
Receivable for Capital Shares Sold ....................................................         2,400,000
Dividends and Interest Receivable .....................................................           206,071
Receivable for Investment Securities Sold .............................................            17,623
Prepaid Expenses ......................................................................             2,528
                                                                                          ---------------
   TOTAL ASSETS .......................................................................       230,276,578
                                                                                          ---------------

LIABILITIES:
Payable for Investment Securities Purchased ...........................................         1,781,392
Accrued Foreign Capital Gains Tax on Appreciated Securities ...........................           545,687
Payable due to Investment Adviser .....................................................           131,558
Payable due to Administrator ..........................................................            13,026
Chief Compliance Officer Fees Payable .................................................             3,055
Payable due to Trustees ...............................................................             1,610
Other Accrued Expenses and Other Payables .............................................           114,157
                                                                                          ---------------
   TOTAL LIABILITIES ..................................................................         2,590,485
                                                                                          ---------------
NET ASSETS ............................................................................   $   227,686,093
                                                                                          ===============
---------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------
Paid-in Capital .......................................................................   $   171,709,773
Undistributed Net Investment Income ...................................................           684,574
Accumulated Net Realized Gain on Investments and Foreign Currency and
   Translation of Other Assets and Liabilities Denominated in Foreign Currencies ......         2,317,693
Net Unrealized Appreciation on Investments ............................................        53,523,075
Accumulated Foreign Capital Gains Tax on Appreciated Securities .......................          (545,687)
Net Unrealized Depreciation on Foreign Currency and Translation of Other Assets
   and Liabilities Denominated in Foreign Currencies ..................................            (3,335)
                                                                                          ---------------
NET ASSETS ............................................................................   $   227,686,093
                                                                                          ===============

INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value)....        17,969,586
NET ASSET VALUE, Offering and Redemption Price Per Share ..............................   $         12.67
                                                                                          ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               FOR THE PERIOD
                                                               ENDED
                                                               OCTOBER 31, 2007*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends ......................................................................   $ 1,262,013
Interest .......................................................................       195,427
Less: Foreign Taxes Withheld ...................................................       (86,249)
                                                                                   -----------
   TOTAL INVESTMENT INCOME .....................................................     1,371,191
                                                                                   -----------

EXPENSES:
Investment Advisory Fees .......................................................       550,592
Administration Fees ............................................................        60,972
Chief Compliance Officer Fees ..................................................         3,871
Trustees' Fees .................................................................         3,000
Custodian Fees .................................................................        54,819
Transfer Agent Fees ............................................................        31,366
Audit Fees .....................................................................        20,000
Legal Fees .....................................................................        20,000
Printing Fees ..................................................................        14,000
Registration and Filing Fees ...................................................         3,832
Other Expenses .................................................................        11,126
                                                                                   -----------
   TOTAL EXPENSES ..............................................................       773,578
Less:
   Waiver of Investment Advisory Fees ..........................................      (192,265)
   Fees Paid Indirectly -- Note 4 ..............................................          (129)
                                                                                   -----------
   NET EXPENSES ................................................................       581,184
                                                                                   -----------
NET INVESTMENT INCOME ..........................................................       790,007
                                                                                   -----------

NET REALIZED GAIN (LOSS) ON:
   Investments .................................................................     2,349,626
   Foreign Currency Transactions ...............................................      (137,366)
                                                                                   -----------
NET REALIZED GAIN ..............................................................     2,212,260
                                                                                   -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments .................................................................    36,383,623
   Foreign Capital Gains Tax on Appreciated Securities .........................      (545,687)
   Foreign Currency Transactions ...............................................        (3,335)
                                                                                   -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ...........................    35,834,601
                                                                                   -----------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ......................    38,046,861
                                                                                   -----------
Net Increase in Net Assets Resulting from Operations ...........................   $38,836,868
                                                                                   ===========

   * THE FUND COMMENCED OPERATIONS ON MAY 11, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      PERIOD
                                                                                       ENDED
                                                                                    OCTOBER 31,
                                                                                       2007*
                                                                                   ------------
OPERATIONS:
   Net Investment Income .......................................................   $    790,007
   Net Realized Gain on Investments and
      Foreign Currency Transactions ............................................      2,212,260
   Net Change in Unrealized Appreciation (Depreciation) on Investments,
      Foreign Capital Gains Tax on Appreciated Securities and
      Foreign Currency Transactions ............................................     35,834,601
                                                                                   ------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ..........................................................     38,836,868
                                                                                   ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ......................................................................    119,148,780
   Redeemed ....................................................................     (5,300,130)
   Issued in Connection with In-kind Transfer ..................................     75,000,575
                                                                                   ------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
      TRANSACTIONS .............................................................    188,849,225
                                                                                   ------------
   TOTAL INCREASE IN NET ASSETS ................................................    227,686,093
                                                                                   ------------
NET ASSETS:
   Beginning of Period .........................................................             --
                                                                                   ------------
   End of Period (Including Undistributed Net Investment Income
      of $684,574) .............................................................   $227,686,093
                                                                                   ============
SHARE TRANSACTIONS:
   Issued ......................................................................     18,463,539
   Redeemed ....................................................................       (493,953)
                                                                                   ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS .......................................................     17,969,586
                                                                                   ============

      * THE FUND COMMENCED OPERATIONS ON MAY 11, 2007.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                     PERIOD ENDED
                                                                      OCTOBER 31,
                                                                         2007*
                                                                      -----------
Net Asset Value, Beginning of Period .............................     $  10.00
                                                                       --------
Income from Investment Operations:
Net Investment Income(1) .........................................         0.07
Net Realized and Unrealized Gain .................................         2.60
                                                                       --------
   Total from Investment Operations ..............................         2.67
                                                                       --------
Net Asset Value, End of Period ...................................     $  12.67
                                                                       ========
TOTAL RETURN+ ....................................................        26.70%
                                                                       ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ............................     $227,686
Ratio of Expenses to Average Net Assets ..........................         0.95%**(2)
Ratio of Expenses to Average Net Assets (excluding Waivers) ......         1.26%**
Ratio of Net Investment Income to Average Net Assets .............         1.29%**
Portfolio Turnover Rate ..........................................            4%***

(1)   PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECTS OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD BE EQUAL TO THE RATIO PRESENTED.
  *   THE FUND COMMENCED OPERATIONS ON MAY 11, 2007.
 **   ANNUALIZED.
***   NOT ANNUALIZED. EXCLUDES EFFECT OF IN-KIND TRANSFER.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEE DURING THE PERIOD.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with fourteen funds. The financial statements herein are those of the Aberdeen Emerging Markets Fund (the "Fund"). The investment objective of the Fund is long-term capital appreciation. The Fund invests primarily in common stocks of emerging country issuers. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund commenced operations on May 11, 2007 and offers Institutional Class shares.

2.    SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Fund.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and could have a material impact to the Fund.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

      approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund's Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser that such limits have been exceeded. In such event, the adviser makes

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

      the determination whether a Committee meeting should be called based on the information provided.

      The Fund uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Fund's Administrator and can request that a meeting of the Committee be held.

      If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

      As of October 31, 2007, the total market value of securities valued in accordance with the Fair Value Procedures was $132,717,542.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

      FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

      losses  realized   between  trade  and  settlement   dates  on  securities
      transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. As of October 31, 2007, there were no open forward foreign currency exchange contracts.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3.    TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, CUSTODIAN AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

0.10% on the first $250 million of the Fund's average daily net assets 0.09% on the next $250 million of the Fund's average daily net assets 0.085% on the Fund's average daily net assets over $500 million

The Fund is subject to a minimum annual administration fee of $125,000. There is also a minimum annual administration fee of $15,000 per additional class.

DST Systems, Inc. serves as transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Fund earned cash management credits which are used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

The Northern Trust Company acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the fund of which securities are to be purchased or sold by the Fund.

5.    INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Aberdeen Asset Management Inc. (the "Adviser") provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.90% of the Fund's average daily net assets. The Adviser has contractually agreed to limit the total expenses of the Institutional shares of the Fund to 0.95% until April 16, 2010.

Sub-advisory services are provided to the Fund pursuant to agreements between the Adviser and Aberdeen Asset Management Investment Services Ltd. and Aberdeen Asset Management Asia Limited (the "sub-advisers"). Under the terms of the sub-advisory agreements, the Adviser compensates the sub-advisers out of its advisory fee.

6.    INVESTMENT TRANSACTIONS:

For the period ended October 31, 2007, the Fund made purchases of $164,916,219 and sales of $5,027,717 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

7.    FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Permanent book and tax basis differences primarily related to foreign currency transactions and passive foreign investment corporations, resulted in reclassifications of $(105,433) to undistributed net investment income and $105,433 to accumulated net realized gain. These reclassifications had no impact on the net assets or net asset value of the Fund.

There were no dividends or distributions paid during the fiscal period ended October 31, 2007.

As of October 31, 2007, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income                     $ 4,528,546
Undistributed Long-Term Capital Gains               1,984,783
Unrealized Appreciation                            49,462,991
                                                  -----------
Total Distributable Earnings                      $55,976,320
                                                  ===========

For Federal income tax purposes, capital loss carryforwards represent net realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future net capital gains. As of October 31, 2007, the Fund had no outstanding capital loss carryforwards.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding accumulated foreign capital gains tax on appreciated securities and foreign currency) by the Fund at October 31, 2007, were as follows:

                        AGGREGATE        AGGREGATE
                          GROSS            GROSS
       FEDERAL         UNREALIZED       UNREALIZED      NET UNREALIZED
       TAX COST       APPRECIATION     DEPRECIATION      APPRECIATION
    -------------     ------------     ------------     --------------
     $177,410,745     $54,188,803      $(4,176,789)      $50,012,014

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

8.    CONCENTRATION OF RISKS:

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

At October 31, 2007, the net assets of the Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

9.    OTHER:

At October 31, 2007, 24% of total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. This shareholder is comprised of omnibus accounts that are held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10.   IN-KIND TRANSFER OF SECURITIES:

During the period ended October 31, 2007, the Fund issued shares of beneficial interest in exchange for securities. The securities were exchanged on a tax free basis on the date of the transaction. The details of the in-kind transfer were as follows:

        Transaction date:                       05/14/07
        Shares issued:                         7,500,058
        Value:                               $75,000,575
        Unrealized appreciation:             $17,139,452

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

11.   ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Fund's management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax year ended October 31, 2007) and has concluded that as of October 31, 2007, no provision for income tax would be required in the Fund's financial statements.

In September 2006, the FASB issued STATEMENT ON FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund II and Shareholders of
Aberdeen Emerging Markets Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Aberdeen Emerging Markets Fund (one of the Funds constituting The Advisors' Inner Circle Fund II, hereafter referred to as the "Trust") at October 31, 2007, the results of its operations for the period then ended, the changes in its net assets for the period then ended and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2007

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED) -- CONCLUDED
--------------------------------------------------------------------------------

                              BEGINNING         ENDING                  EXPENSES
                               ACCOUNT         ACCOUNT    ANNUALIZED      PAID
                                VALUE           VALUE      EXPENSE       DURING
                               5/11/07*        10/31/07     RATIOS       PERIOD
--------------------------------------------------------------------------------
ABERDEEN EMERGING MARKETS FUND -- INSTITUTIONAL CLASS SHARES
--------------------------------------------------------------------------------
ACTUAL FUND RETURN            $1,000.00       $1,267.00     0.95%       $5.13**

HYPOTHETICAL 5% RETURN         1,000.00        1,019.31     0.95         4.84***
--------------------------------------------------------------------------------

*  Commencement of operations.
** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 174/365 (to reflect the period since inception).
***Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                       This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the

                                                                                      TERM OF
                                                 POSITION(S)                         OFFICE AND
      NAME, ADDRESS,                              HELD WITH                          LENGTH OF
          AGE 1                                   THE TRUST                        TIME SERVED 2
-----------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                                   Chairman                         (Since 1991)
61 yrs. old                                      of the Board
                                                 of Trustees



-----------------------------------------------------------------------------------------------------



1 Unless  otherwise  noted,  the  business  address  of each  Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-392-2626. The following chart lists Trustees and Officers as of November 15, 2007.

                                                  NUMBER OF
                                                    FUNDS
                                               IN THE ADVISORS'
                                             INNER CIRCLE FUND II
     PRINCIPAL OCCUPATION(S)                  OVERSEEN BY BOARD                 OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS                          MEMBER                    HELD BY BOARD MEMBER 3
-------------------------------------------------------------------------------------------------------------


SEI employee 1974-present. Currently                  14            Trustee of The Advisors' Inner
performs various services on behalf                                 Circle Fund, Bishop Street Funds,
of SEI Investments for which                                        SEI Asset Allocation Trust, SEI
Mr. Nesher is compensated. Executive                                Daily Income Trust, SEI Index Funds.
Vice President of SEI Investments,                                  SEI Institutional International Trust,
1986-1994. Director and Executive                                   SEI Institutional Investments Trust,
Vice President of the Administrator                                 SEI Institutional Managed Trust,
and the Distributor, 1981-1994.                                     SEI Liquid Asset Trust, SEI Tax
                                                                    Exempt Trust, SEI Opportunity Master
                                                                    Fund, L.P., SEI Opportunity Fund, L.P.,
                                                                    SEI Global Master Fund, PLC, SEI
                                                                    Global Assets Fund, PLC, SEI Global
                                                                    Investments Fund, PLC, SEI Investments
                                                                    Global, Limited, SEI Investments Global
                                                                    Fund Services Limited, SEI Investments
                                                                    (Europe) Ltd., SEI Investments-Unit Trust
                                                                    Management (UK) Limited, and SEI
                                                                    Global Nominee Ltd.
-------------------------------------------------------------------------------------------------------------



3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      TERM OF
                                                 POSITION(S)                         OFFICE AND
     NAME, ADDRESS,                               HELD WITH                          LENGTH OF
         AGE 1                                    THE TRUST                        TIME SERVED 2
------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)
-------------------------
WILLIAM M. DORAN                                   Trustee                          (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
67 yrs. old



------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JAMES M. STOREY                                    Trustee                          (Since 1994)
76 yrs. old


------------------------------------------------------------------------------------------------------



1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

                                                  NUMBER OF
                                                    FUNDS
                                              IN THE ADVISORS'
                                             INNER CIRCLE FUND II
    PRINCIPAL OCCUPATION(S)                   OVERSEEN BY BOARD                 OTHER DIRECTORSHIPS
      DURING PAST 5 YEARS                          MEMBER                     HELD BY BOARD MEMBER 3
-------------------------------------------------------------------------------------------------------------

Self Employed Consultant since 2003.                 14             Director of SEI Investments Company
Partner, Morgan, Lewis & Bockius LLP                                and SEI Investments Distribution Co.,
(law firm) from 1976-2003, counsel to                               SEI Investments-Global Fund Services,
the Trust, SEI Investments, the                                     Limited, SEI Investments Global
Administrator and the Distributor.                                  Limited, SEI Investments (Europe),
Director of SEI Investments since 1974;                             Limited, SEI Investments (Asia) Limited,
Secretary of SEI Investments since 1978.                            SEI Asset Korea Co., Ltd. Trustee of
                                                                    The Advisors' Inner Circle Fund,
                                                                    SEI Investments, Bishop Street Funds,
                                                                    SEI Asset Allocation Trust, SEI Daily
                                                                    Income Trust, SEI Index Funds, SEI
                                                                    Institutional International Trust, SEI
                                                                    Institutional Investments Trust, SEI
                                                                    Institutional Managed Trust, SEI Liquid
                                                                    Asset Trust and SEI Tax Exempt Trust.
-------------------------------------------------------------------------------------------------------------

Attorney, Solo Practitioner since 1994.              14             Trustee of The Advisors' Inner Circle
Partner, Dechert, September 1987-                                   Fund, Bishop Street Funds, SEI Asset
December 1993.                                                      Allocation Trust, SEI Daily Income
                                                                    Trust, SEI Index Funds, SEI Institutional
                                                                    International Trust, SEI Institutional
                                                                    Investments Trust, SEI Institutional
                                                                    Managed Trust, SEI Liquid Asset Trust
                                                                    and SEI Tax Exempt Trust, and the U.S.
                                                                    Charitable Gift Trust.
-------------------------------------------------------------------------------------------------------------



3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     TERM OF
                                                POSITION(S)                         OFFICE AND
     NAME, ADDRESS,                              HELD WITH                          LENGTH OF
         AGE 1                                   THE TRUST                        TIME SERVED 2
-----------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J. SULLIVAN, JR.                           Trustee                          (Since 1999)
65 yrs. old



-----------------------------------------------------------------------------------------------------
BETTY L. KRIKORIAN                                Trustee                          (Since 2005)
64 yrs. old

-----------------------------------------------------------------------------------------------------
CHARLES E. CARLBOM                                Trustee                          (Since 2005)
73 yrs. old

-----------------------------------------------------------------------------------------------------
MITCHELL A. JOHNSON                               Trustee                          (Since 2005)
65 yrs. old

-----------------------------------------------------------------------------------------------------



1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

                                                  NUMBER OF
                                                    FUNDS
                                              IN THE ADVISORS'
                                             INNER CIRCLE FUND II
         PRINCIPAL OCCUPATION(S)              OVERSEEN BY BOARD                 OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS                     MEMBER                     HELD BY BOARD MEMBER 3
-------------------------------------------------------------------------------------------------------------


Chief Executive Officer, Newfound                    14             Trustee, State Street Navigator
Consultants, Inc. since April 1997.                                 Securities Lending Trust, since 1995.
General Partner, Teton Partners, L.P.,                              Trustee of The Fulcrum Trust. Trustee
June 1991-December 1996; Chief                                      of the Advisors' Inner Circle Fund,
Financial Officer, Nobel Partners,                                  Bishop Street Funds, SEI Asset
L.P., March 1991-December 1996;                                     Allocation Trust, SEI Daily Income
Treasurer and Clerk, Peak Asset                                     Trust, SEI Index Funds, SEI Institutional
Management. Inc., since 1991.                                       International Trust, SEI Institutional
                                                                    Investments Trust, SEI Institutional
                                                                    Managed Trust, SEI Liquid Asset Trust,
                                                                    SEI Tax Exempt Trust, SEI Opportunity
                                                                    Master Fund, L.P., and SEI Opportunity
                                                                    Fund, L.P.
-------------------------------------------------------------------------------------------------------------
Self-Employed Legal and Financial                    14             Trustee of The Advisors' Inner Circle
Services Consultant since 2003. State                               Fund and Bishop Street Funds.
Street Bank Global Securities and
Cash Operations from 1995 to 2003.
-------------------------------------------------------------------------------------------------------------
Self-Employed Business Consultant,                   14             Director, Crown Pacific, Inc. Trustee of
Business Project Inc. since 1997.                                   The Advisors' Inner Circle Fund and
CEO and President, United Grocers                                   Bishop Street Funds.
Inc. from 1997 to 2000.
-------------------------------------------------------------------------------------------------------------
Retired.                                             14             Director, Federal Agricultural Mortgage
                                                                    Corporation. Trustee of The Advisors'
                                                                    Inner Circle Fund and Bishop Street
                                                                    Funds.
-------------------------------------------------------------------------------------------------------------



3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    TERM OF
                                          POSITION(S)             OFFICE AND
  NAME, ADDRESS,                           HELD WITH               LENGTH OF
      AGE 1                                THE TRUST              TIME SERVED
--------------------------------------------------------------------------------
OFFICERS
--------

JAMES F. VOLK, CPA                         President             (Since 2003)
45 yrs. old



--------------------------------------------------------------------------------
MICHAEL LAWSON                           Controller and          (Since 2005)
47 yrs. old                         Chief Financial Officer

--------------------------------------------------------------------------------
RUSSELL EMERY                           Chief Compliance         (Since 2006)
44 yrs. old                                 Officer

--------------------------------------------------------------------------------
CAROLYN F. MEAD                          Vice President          (Since 2007)
50 yrs. old                              and Secretary

--------------------------------------------------------------------------------
JAMES NDIAYE                             Vice President          (Since 2004)
39 yrs. old                         and Assistant Secretary

--------------------------------------------------------------------------------
TIMOTHY D. BARTO                    Assistant Vice President     (Since 2000)
39 yrs. old                         and Assistant Secretary

--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

                                                        NUMBER OF
                                                          FUNDS
                                                    IN THE ADVISORS'
                                                  INNER CIRCLE FUND II
            PRINCIPAL OCCUPATION(S)                 OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
              DURING PAST 5 YEARS                        MEMBER          HELD BY BOARD MEMBER
---------------------------------------------------------------------------------------------
Senior Operations Officer, SEI Investments,                N/A                    N/A
Fund Accounting and Administration (1996-
present); Assistant Chief Accountant for the
U.S. Securities and Exchange Commission's
Division of Investment Management (1993-1996).
---------------------------------------------------------------------------------------------
Director, SEI Investments, Fund Accounting                 N/A                    N/A
since July 2005. Manager, SEI Investments AVP
from April 1995 to February 1998 and November
1998 to July 2005.
---------------------------------------------------------------------------------------------
Director of Investment Product Management and              N/A                    N/A
Development at SEI Investments since February
2003. Senior Investment Analyst, Equity team at
SEI Investments from March 2000 to February
2003.
---------------------------------------------------------------------------------------------
Corporate Counsel of SEI since 2007; Associate,            N/A                    N/A
Stradley, Ronon, Stevens & Young, 2004-2007;
Counsel, ING Variable Annuities, 1999-2002.
---------------------------------------------------------------------------------------------
Employed by SEI Investments Company since 2004.            N/A                    N/A
Vice President, Deutsche Asset Management from
2003-2004. Associate, Morgan, Lewis & Bockius
LLP from 2000-2003. Counsel, Assistant Vice
President, ING Variable Annuities Group from
1999-2000.
---------------------------------------------------------------------------------------------
General Counsel, Vice President and Assistant              N/A                    N/A
Secretary of SEI Investments Global Funds
Services since 1999; Associate, Dechert (law
firm) from 1997-1999; Associate, Richter,
Miller & Finn (law firm) from 1994-1997.
---------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      TERM OF
                                          POSITION(S)               OFFICE AND
     NAME, ADDRESS,                        HELD WITH                 LENGTH OF
         AGE 1                             THE TRUST                TIME SERVED
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

SOFIA ROSALA                        Assistant Vice President       (Since 2006)
32 yrs. old                         and Assistant Secretary

--------------------------------------------------------------------------------
JOSEPH M. GALLO                        Vice President and          (Since 2007)
34 yrs. old                           Assistant Secretary

--------------------------------------------------------------------------------
NICOLE WELCH                              AML Officer              (Since 2005)
30 yrs. old

--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                         FUNDS
                                                    IN THE ADVISORS'
                                                  INNER CIRCLE FUND II
            PRINCIPAL OCCUPATION(S)                OVERSEEN BY BOARD      OTHER DIRECTORSHIPS
              DURING PAST 5 YEARS                        MEMBER          HELD BY BOARD MEMBER
---------------------------------------------------------------------------------------------
Vice President and Assistant Secretary of SEI             N/A                     N/A
Investments Management Corp. and SEI Global
Funds Services since 2005. Compliance Officer
of SEI Investments from 2001-2004. Account and
Product Consultant SEI Private Trust Company,
1998-2001.
---------------------------------------------------------------------------------------------
Corporate Counsel of SEI since 2007; Associate            N/A                     N/A
Counsel, ICMA Retirement Corporation,
2004-2007; Federal Investigator, U.S.
Department of Labor, 2002-2004; U.S.
Securities and Exchange Commission --
Department of Investment Management, 2003.
---------------------------------------------------------------------------------------------
Assistant Vice President and AML Compliance               N/A                     N/A
Officer of SEI Investments since January 2005.
Compliance Analyst at TD Waterhouse from
January 2004 to November 2004. Senior
Compliance Analyst at UBS Financial Services
from October 2002 to January 2004. Knowledge
Management Analyst at PricewaterhouseCoopers
Consulting from September 2000 to October 2002.
---------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

                                   LONG TERM        ORDINARY                     QUALIFYING   QUALIFIED
                                  CAPITAL GAIN       INCOME          TOTAL        DIVIDEND    INTEREST
PORTFOLIO                        DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS    INCOME(1)   INCOME(2)
-------------------------------------------------------------------------------------------------------
Aberdeen Emerging Markets Fund       0.00%          100.00%         100.00%         2.01%       3.77%

(1) The percentage in this column represents the amount of "Qualifying Dividend Income" as designated by the Jobs and Growth Tax Relief reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Portfolio to designate the maximum amount permitted by law.

(2) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U. S. withholding tax when paid to foreign investors.

Foreign taxes during the fiscal period ended October 31, 2007, amounting to $69,566, are expected to be passed through to the share holders as foreign tax credits on Form 1099-DIV for the year ending December 31, 2007, which shareholders of this Fund will receive in late January, 2008. In addition, for the period ended October 31, 2007, gross foreign source income amounted to $1,245,330.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2007. Complete information will be computed and reported in conjunction with your 2007 Form 1099-DIV.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), at its November 2006 meeting, the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust") considered the approval of the Advisory Agreement for an initial two-year term. The Advisory Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser.

Prior to the meeting, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the costs of the services to be provided, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser's history and investment philosophy. The Adviser's representatives then discussed the Fund's portfolio management team. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund. Among other things, the Board noted that the Adviser has contracted with sub-advisers to provide portfolio management services. The Adviser's registration form ("Form ADV") was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as monitoring adherence to the Fund's investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

COST OF SERVICES PROVIDED AND ECONOMIES OF SCALE. The Trustees reviewed reports comparing the expense ratio and advisory fees to be paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the advisory fees to be paid by the Fund were comparable to those of peer funds. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund, the Trustees did not make any conclusions regarding the Adviser's profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

BOARD  CONSIDERATIONS  IN APPROVING  THE  SUB-ADVISORY  AGREEMENTS.  Pursuant to
Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), at its November 2006 and February 2007 meetings, the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust") considered the approval of the Sub-Advisory Agreements for initial two-year terms. Each Sub-Advisory Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a major-

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

ity of the Trustees who are not parties to the Sub-Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew each Sub-Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from each Sub-Adviser.

Prior to the meetings, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Sub-Advisers regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Sub-Advisers; and (ii) the costs of the services to be provided, as discussed in further detail below.

At the meetings, representatives from the Sub-Advisers, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Sub-Advisers' fees and other aspects of the Sub-Advisory Agreements. Among other things, the representatives provided an overview of each Sub-Adviser's history and investment philosophy. The Trustees then discussed the written materials that the Board received before the meetings and the Sub-Advisers' oral presentations and any other information that the Board received at the meetings, and deliberated on the approval of the Sub-Advisory Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE SUB-ADVISERS. In considering the nature, extent and quality of the services to be provided by the Sub-Advisers, the Board reviewed the portfolio management services to be provided by the Sub-Advisers to the Fund. Among other things, the Board considered the quality of each Sub-Adviser's portfolio management personnel. Each Sub-Adviser's registration form ("Form ADV") was provided to the Board, as was the response of each Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also  considered  other  services to be provided to the Fund by the
Sub-Advisers,   such  as  selecting   broker-dealers  for  executing   portfolio
transactions, mon-

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED) -- CONCLUDED
--------------------------------------------------------------------------------

itoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by each Sub-Adviser.

COST OF SERVICES PROVIDED AND ECONOMIES OF SCALE. The Trustees reviewed reports comparing the expense ratio and advisory fees to be paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fees were reasonable and the result of arm's length negotiations, and the advisory fees to be paid by the Fund were comparable to those of peer funds. Because it was not possible to determine the profitability that the Sub-Advisers might achieve with respect to the Fund, the Trustees did not make any conclusions regarding the Sub-Advisers' profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by each Sub-Adviser as the assets of the Fund grow. In this regard, during future considerations of the Sub-Advisory Agreements, the Board will consider whether any economies of scale are being realized by either Sub-Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Sub-Advisory Agreements are fair and reasonable;
(b) concluded that the Sub-Advisers' fees are reasonable in light of the services that the Sub-Advisers will provide to the Fund; and (c) agreed to approve each Sub-Advisory Agreement for an initial term of two years.

                         ABERDEEN EMERGING MARKETS FUND
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-392-2626

                                    ADVISER:
                         Aberdeen Asset Management Inc.
                           1735 Market St., 37th Floor
                             Philadelphia, PA 19103

                                 SUB-ADVISERS:
               Aberdeen Asset Management Investment Services Ltd.
                               One Bow Churchyard
                            London, England EC4M 9HH

                     Aberdeen Asset Management Asia Limited
                                21 Church Street
                            #01-01 Capital Square Two
                                Singapore 049480

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                             Washington, DC 20004

  This information must be preceded or accompanied by a current prospectus for the Fund described.



AAM-AR-001-0100

ITEM 2.   CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last fiscal period as follows:

------------------- ------------------------------------------------
                                        2007 *
------------------- ------------------------------------------------
                    All fees and    All fees and     All other
                    services to     services to      fees and
                    the Trust       service          services to
                    that were       affiliates       service
                    pre-approved    that were        affiliates
                                    pre-approved     that did not
                                                     require pre-
                                                     approval
--------- --------- --------------- ---------------- ---------------
(a)       Audit        $18,200            $0               $0
          Fees

--------- --------- --------------- ---------------- ---------------
(b)       Audit-          $0              $0               $0
          Related
          Fees
--------- --------- --------------- ---------------- ---------------
(c)       Tax             $0              $0               $0
          Fees

--------- --------- --------------- ---------------- ---------------
(d)       All             $0              $0               $0
          Other
          Fees
--------------------------------------------------------------------

* Fund commenced operations on May 11, 2007.

(e)(1)    Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PWC):

              --------------------------- ----------------
                                               2007
              --------------------------- ----------------
              Audit-Related Fees                0%

              --------------------------- ----------------
              Tax Fees                          0%

              --------------------------- ----------------
              All Other Fees                    0%

              --------------------------- ----------------

(f)       Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last fiscal period were $0.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(A)(1) CODE OF ETHICS ATTACHED HERETO.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                  The Advisors' Inner Circle Fund II


By (Signature and Title)*                     /s/ James F. Volk
                                              -----------------
                                              James F. Volk, President

Date:  January 8, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -----------------
                                              James F. Volk, President

Date:  January 8, 2008


By (Signature and Title)*                     /s/ Michael Lawson
                                              ------------------
                                              Michael Lawson, Controller & CFO

Date:  January 8, 2008


* Print the name and title of each signing officer under his or her signature.